Share Based Payments, Reconciliation of Outstanding Equity Rights (Details)			12 Months Ended
		Sep. 22, 2025 shares	Jun. 30, 2026 shares
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			267,660,520
Granted during the year (in shares)			2,158,972
Vested during the year (in shares)			(1,301,917)
Forfeited/lapsed during the year (in shares)			(2,098,019)
Other net changes (in shares)	[1]		(263,913,494)
Equity rights at end of the year (in shares)			2,506,062
Rights Conversion To Ordinary Shares Ratio		150	1
Number of rights converted		150
FY24 Deferred STI Awards [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			3,409,320
Granted during the year (in shares)			0
Vested during the year (in shares)			(22,730)
Forfeited/lapsed during the year (in shares)			0
Other net changes (in shares)	[1]		(3,386,590)
Equity rights at end of the year (in shares)			0
FY25 Deferred STI Awards [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			44,645,160
Granted during the year (in shares)			0
Vested during the year (in shares)			(35,281)
Forfeited/lapsed during the year (in shares)			(18,419)
Other net changes (in shares)	[1]		(44,347,524)
Equity rights at end of the year (in shares)			243,936
FY26 Deferred STI Awards [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			0
Granted during the year (in shares)			400,166
Vested during the year (in shares)			0
Forfeited/lapsed during the year (in shares)			0
Other net changes (in shares)	[1]		0
Equity rights at end of the year (in shares)			400,166
FY25 Employee Share Awards [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			74,314,040
Granted during the year (in shares)			2,160
Vested during the year (in shares)			(217,230)
Forfeited/lapsed during the year (in shares)			(2,040,677)
Other net changes (in shares)	[1]		(71,856,006)
Equity rights at end of the year (in shares)			202,287
FY26 Employee Share Awards [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			0
Granted during the year (in shares)			76,417
Vested during the year (in shares)			0
Forfeited/lapsed during the year (in shares)			(8,623)
Other net changes (in shares)	[1]		0
Equity rights at end of the year (in shares)			67,794
FY25 LTI Awards [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			95,304,360
Granted during the year (in shares)			0
Vested during the year (in shares)			0
Forfeited/lapsed during the year (in shares)			(14,678)
Other net changes (in shares)	[1]		(94,668,994)
Equity rights at end of the year (in shares)			620,688
FY26 LTI Awards [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			0
Granted during the year (in shares)			931,403
Vested during the year (in shares)			0
Forfeited/lapsed during the year (in shares)			(6,462)
Other net changes (in shares)	[1]		0
Equity rights at end of the year (in shares)			924,941
FY24 Transitional Management Incentive Awards [Member] | Non-recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)			49,987,640
Granted during the year (in shares)			0
Vested during the year (in shares)			(333,260)
Forfeited/lapsed during the year (in shares)			0
Other net changes (in shares)	[1]		(49,654,380)
Equity rights at end of the year (in shares)			0
Piedmont Replacement Share Awards [Member] | Non-recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)	[2]		0
Granted during the year (in shares)	[2]		748,826
Vested during the year (in shares)	[2]		(693,416)
Forfeited/lapsed during the year (in shares)	[2]		(9,160)
Other net changes (in shares)	[1],[2]		0
Equity rights at end of the year (in shares)	[2]		46,250

[1]	On 22 September 2025, the Company consolidated the number of rights on issue on a 150:1 basis, resulting in the conversion of every 150 rights into one right.
[2]	The Piedmont Replacement Share Awards are managed separately to all other awards granted under the Company’s shareholder approved Employee Share and Option Plan. These awards are managed under the terms of the Piedmont Stock Incentive Plan. The Company has been granted a waiver from ASX Listing Rule 6.23.4 to enable these awards to be settled through the allocation of shares in Elevra Lithium Limited. As such, these awards have not been included in the total number of unquoted equity securities disclosed to the ASX.